Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	INSULET CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33462
Entity Central Index Key	0001145197
Amendment Flag	false
Entity Tax Identification Number	04-3523891
Entity Address, Address Line One	100 Nagog Park
Entity Address, City or Town	Acton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01720
City Area Code	(978)
Local Phone Number	600-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	PODD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false